BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
---------------------
ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2000

                         BLACKROCK STRATEGIC PORTFOLIO I

TOTAL NET ASSETS (9/30/00): $29.4 million

PERFORMANCE BENCHMARK:      Lehman Brothers Aggregate Index

INVESTMENT APPROACH:        Seeks to maximize total return through the
                            investment in a portfolio of investment grade fixed income securities of foreign and U.S. issuers denominated in foreign currencies, baskets of foreign currencies and the U.S. dollar.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
o U.S. Treasuries led a rally across most international bond markets in the early part of the year, as lack of supply and buy backs due to government surpluses and improved deficits drove yields lower. Bond investors also took heart in fairly low core inflation numbers and the belief that the world's central banks would keep inflation in check over longer periods. Due to their tendency to trade in line with the U.S. market, the dollar bloc markets showed the best returns followed by non-Economic and Monetary Union (EMU) European countries such as the U.K. and Sweden, where supply was also light.Japan was the major exception in the first half of the year, as large budget deficits and better economic growth sparked a retrenchment in Japanese Government Bond yields.

o The Portfolio remained generally currency hedged during the period, which resulted in mixed returns. In currency markets, the Euro continued to depreciate after strengthening somewhat during the first part of January. The Euro ended the fiscal year at below 0.90 versus the U.S. Dollar and near 92 versus the Japanese Yen, both near all-time lows. International investors remain skeptical on the relative merits of the Euro given the superior economic performance of the dollar bloc and the combination of large current account surplus and improved growth prospects in Japan.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 2000, the Portfolio is actively managed and the composition will vary.


          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
       STRATEGIC PORTFOLIO I AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM
                         INCEPTION AT EACH QUARTER END.

                               [GRAPHIC OMITTED]

             EDGAR REPRESENTATION OF PLOT POINTS IN PRINTED GRAPHIC

                    Strategic Portfolio I      Lehman Aggregate Index
10/6/97                  $10,000.00                  $10,000.00
12/31/97                 $10,141.00                  $10,101.00
3/31/98                  $10,303.00                  $10,135.00
6/30/98                  $10,516.00                  $10,221.00
9/30/98                  $11,084.00                  $10,461.00
12/31/98                 $11,136.00                  $10,492.00
3/31/99                  $11,131.00                  $10,550.00
6/30/99                  $11,163.00                  $10,516.00
9/30/99                  $11,289.00                  $10,638.00
12/31/99                 $11,348.00                  $10,667.00
3/31/00                  $11,477.00                  $10,902.00
6/30/00                  $11,671.00                  $11,129.00
9/30/00                  $11,849.00                  $11,199.00

                            Performance as of 9/30/00

                  STRATEGIC PORTFOLIO I - AVERAGE ANNUAL RETURN

                        1 Yr                             From Inception
                        8.46%                                 7.02%

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2000

--------------------------------------------------------------------------------
PRINCIPAL/SHARE
    AMOUNT
    (000)      DESCRIPTION             MATURITY                VALUE
--------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS 38.4%
               Freddie Mac             09/15/10
   $12,000                5.75%                                     $10,563,694
               U.S. Treasury Notes     10/15/06
       700              6.50%**                                         719,469
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                                                    -----------
               (COST $11,299,415)                                    11,283,163
                                                                    -----------
               FOREIGN BONDS                          41.8%
               DENMARK         32.7%

               Danske Kredit           10/01/32
    11,000                8.00%                                       1,299,821
               Kingdom of Denmark      05/15/03
    25,000                8.00%                                       3,115,892
               Nykredit Corp.          10/01/32
    11,000                8.00%                                       1,299,821
               Realkredit Danmark      10/01/32
    11,000                8.00%                                       1,299,821
               Totalkredit             10/01/32
    11,000                8.00%                                       1,299,821
               Unikredit Realkredit    10/01/32
    11,000                8.00%                                       1,299,821
                                                                    -----------
               TOTAL                                                  9,614,997
                                                                    -----------
               SWEDEN          9.1%
               AB Spintab
    12,500                6.25%        09/18/02                       1,322,769
               Statens Bostadsfinansier
    12,500                6.50%        09/18/02                       1,329,712
                                                                    -----------
               TOTAL                                                  2,652,481
                                                                    -----------
               TOTAL FOREIGN BONDS
               (COST $12,361,642)                                    12,267,478
                                                                    -----------
               SHORT TERM INVESTMENTS                 19.4%
               Federal Home Loan Bank Discount Notes
     5,700                6.45%        10/27/00                       5,673,448
        32     Galileo Money Market Fund                                 32,464
                                                                    -----------
               TOTAL SHORT TERM INVESTMENTS
               (COST $5,705,912)                                      5,705,912
                                                                    -----------
               TOTAL INVESTMENTS IN SECURITIES
               (COST $29,366,969*)                    99.6%          29,256,553
               OTHER ASSETS IN EXCESS OF LIABILITIES   0.4%             110,337
                                                     ------         -----------
               NET ASSETS (APPLICABLE TO 3,401,637
               INSTITUTIONAL SHARES OUTSTANDING)     100.0%         $29,366,890
                                                     ======         ===========

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
               PER SHARE
               ($29,366,890 / 3,401,637 )                                 $8.63
                                                                          =====
               ----------------
               * Also cost for Federal Income tax purposes.
               The gross unrealized appreciation
               (depreciation) on a tax basis is as follows:
               Gross unrealized appreciation                            $28,921
               Gross unrealized depreciation                           (139,337)
                                                                      ---------
                                                                      ($110,416)
                                                                      =========
               **Security partially pledged as collateral with a value of $462,024 on 70 long Euro-Bond futures contracts expiring December 2000. The value of such contracts on September 30, 2000 was $6,504,359, thereby resulting in an unrealized gain of $47,593.

                 See Accompanying Notes to Financial Statements

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                           For the
                                                                                         Year Ended
                                                                                           9/30/00
                                                                                         ----------
Investment Income:
     Interest                                                                            $1,121,634
                                                                                         ----------
Expenses:
     Investment advisory fee                                                                 32,365
     Administration fee                                                                      37,220
     Custodian fee                                                                           18,857
     Transfer agent fee                                                                       5,133
     Legal and audit                                                                         12,941
     Printing                                                                                   244
     Trustees fees                                                                              135
     Other                                                                                    2,821
                                                                                         ----------
                                                                                            109,716
Less fees waived                                                                            (67,842)
                                                                                         ----------
        Total expenses                                                                       41,874
                                                                                         ----------
Net investment income                                                                     1,079,760
                                                                                         ----------
Realized and unrealized gain (loss) on investments and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions                                                               (221,130)
     Futures                                                                                 16,146
     Foreign exchange transactions                                                          415,238
                                                                                         ----------
                                                                                            210,254
                                                                                         ----------
Change in unrealized appreciation from:
     Investments                                                                             45,192
     Futures                                                                                 47,593
     Foreign currency transactions and forward foreign currency contracts                    33,804
                                                                                         ----------
                                                                                            126,589
                                                                                         ----------
Net gain on investments, futures and foreign currency transactions                          336,843
                                                                                         ----------
Net increase in net assets resulting from operations                                     $1,416,603
                                                                                         ==========

--------------------------------------------------------------------------------
                 See Accompanying Notes to Financial Statements

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          For the             For the
                                                                                        Year Ended          Year Ended
Increase (decrease) in net assets:                                                        9/30/00             9/30/99
                                                                                       ------------        ------------
Operations:
     Net investment income                                                             $  1,079,760        $    484,805
     Net realized gain on investments and foreign currency related
           transactions                                                                     210,254           1,211,063
     Net unrealized appreciation (depreciation) on investment and foreign currency
           related transactions                                                             126,589          (1,495,995)
                                                                                       ------------        ------------
     Net increase in net assets resulting from operations                                 1,416,603             199,873
                                                                                       ------------        ------------
Distributions to shareholders from:
     Net investment income                                                               (1,103,997)           (484,805)
     Net realized gain                                                                           --          (1,284,601)
                                                                                       ------------        ------------
                                                                                         (1,103,997)         (1,769,406)
                                                                                       ------------        ------------
Capital share transactions:
     Proceeds from shares sold                                                           42,959,234              20,000
     Net asset value of shares issued in reinvestment
           of dividends                                                                     951,227           1,857,535
     Shares redeemed                                                                    (22,070,000)        (24,748,089)
                                                                                       ------------        ------------
                                                                                         21,840,461         (22,870,554)
                                                                                       ------------        ------------

     Total increase (decrease) in net assets                                             22,153,067         (24,440,087)
                                                                                       ------------        ------------

Net Assets:
   Beginning of period                                                                    7,213,823          31,653,910
                                                                                       ------------        ------------
   End of period                                                                       $ 29,366,890        $  7,213,823
                                                                                       ============        ============

--------------------------------------------------------------------------------
                 See Accompanying Notes to Financial Statement

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                                    For the         For the          For the Period
                                                                                Year Ended       Year Ended     10/6/97 (a) through
                                                                                  9/30/00         9/30/99             9/30/98
                                                                                ----------       ----------     -------------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                              $ 8.51           $10.46             $10.00
                                                                                  ------           ------             ------
     Net investment income                                                          0.57             0.43               0.51
     Net realized and unrealized gain (loss) on investments                         0.12            (0.28)              0.53
                                                                                  ------           ------             ------
         Net increase from investment operations                                    0.69             0.15               1.04
                                                                                  ------           ------             ------
     Distributions from net investment income                                      (0.57)           (0.43)             (0.58)
     Distributions from net realized gains                                            --            (1.67)                --
                                                                                  ------           ------             ------
          Total distributions                                                      (0.57)           (2.10)             (0.58)
                                                                                  ------           ------             ------
     Net asset value, end of period                                               $ 8.63           $ 8.51             $10.46
                                                                                  ======           ======             ======
TOTAL  RETURN                                                                      8.46%            1.86%             10.84%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                         $29,367           $7,214            $31,654

Ratio of expenses to average net assets                                            0.26%            0.31%               0.26% (b)
Ratio of expenses to average net assets (excluding interest expense)               0.26%            0.26%               0.26% (b)
Ratio of expenses to average net assets (excluding waivers)                        0.68%            0.68%               0.60% (b)

Ratio of net investment income to average net assets                               6.67%            4.94%               5.39% (b)
Ratio of net investment income to average net assets (excluding waivers)           6.25%            4.57%               5.05% (b)

Portfolio turnover                                                                  324%              78%                164%

--------------------------------------------------------------------------------
(a) Commencement of operations.
(b) Annualized.

                 See Accompanying Notes to Financial Statements
                                        4

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock FundsSM (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 41 investment portfolios. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION: Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values for such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations provided by a pricing service, which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to- maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of September 30, 2000, there were no securities valued in accordance with such procedures.

     FUTURES TRANSACTIONS: The Portfolio invests in financial futures contracts solely for the purposes of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio invests in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or for other hedging purposes. These futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING: The Portfolio may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolio at September 30, 2000.

     OTHER: Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

     FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

     The aggregate principal amounts of the contracts are not recorded as the Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 2000, the Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                    Unrealized
                                                                       Value At      Foreign
Settlement    Currency        Currency                 Contract     September 30,    Exchange
 Date          Amount           Sold                    Amount          2000        Gain/(Loss)
-----------------------------------------------------------------------------------------------
10/06/00     12,903,584     Danish Krone             $ 1,560,628    $ 1,529,622     $ 31,006
10/13/00     68,890,000     Danish Krone               8,143,026      8,167,674      (24,648)
10/13/00      2,800,000     European Currency Unit     2,472,750      2,477,328       (4,578)
10/13/00      4,500,000     Great Britain Pound        6,584,625      6,658,479      (73,854)
10/16/00     25,864,000     Swedish Krone              2,673,004      2,691,559      (18,555)
                                                     -----------    -----------     --------
                                                     $21,434,033    $21,524,662     $(90,629)
                                                     ===========    ===========     ========

                                                                                   Unrealized
                                                                      Value At      Foreign
Settlement    Currency            Currency             Contract     September 30,   Exchange
   Date        Amount              Bought               Amount          2000          Gain
---------------------------------------------------------------------------------------------
10/13/00     7,500,000       European Currency Unit   $6,511,800     $6,635,700     $123,900
                                                      ==========     ==========     ========

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

TAXES: No provision is made for federal taxes as its the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared by the Portfolio each day on "settled" shares (i.e. shares for which the Portfolio has received payment in federal funds) and are paid monthly. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

NOTE 2.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Financial Management ("BFM"), a wholly-owned subsidiary of BlackRock Advisors, Inc. ("BlackRock"), serves as investment adviser to the Portfolio. For its advisory services, BFM, is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     BFM may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the year ended September 30, 2000, advisory fees and waiver for the Portfolio were as follows:

                           GROSS                                      NET
                         ADVISORY                                  ADVISORY
                            FEE                WAIVER                 FEE
                            ---                ------                 ---

                          $32,365              $32,365                $0

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and BlackRock act as co-administrators for the Fund. For theses services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)
--------------------------------------------------------------------------

rates: 0.085% of the first $500 million, 0.075% of the next $500 million and 0.065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion.

     PFPC and BlackRock may, at their discretion, waive all or any portion of their administration fees for the Portfolio. For the year ended September 30, 2000, administration fees and waivers for the Portfolio were as follows:

        GROSS                                           NET
    ADMINISTRATION                                ADMINISTRATION
         FEE                   WAIVER                   FEE
         ---                   ------                   ---

       $37,220                 $35,477                 $1,743

     In addition, PFPC Trust Co. serves as custodian for the Portfolio. PFPC Inc. serves as transfer and dividend disbursing agent.

NOTE 3. PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the year ended September 30, 2000 were $48,529,726 and $33,028,939 respectively. Purchases and sales of government securities for the year ended September 30, 2000, were $10,526,583 and $10,022,185 respectively.

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)
--------------------------------------------------------------------------

NOTE 4.  CAPITAL SHARES

Transactions in capital shares were as follows:
                                                   For the        For the
                                                    Year           Year
                                                    Ended          Ended
                                                   9/30/00        9/30/99
                                                   -------       --------

Shares sold................................       5,042,008          2,301
Shares issued in reinvestment
of dividends...............................         113,270        209,121
Shares redeemed............................      (2,601,481)    (2,388,762)
                                                 ----------     ----------
Net increase (decrease)                           2,553,797     (2,177,340)
                                                 ==========     ==========

As of September 30, 2000, five shareholders held approximately 81% of the outstanding shares of the portfolio.

NOTE 5.  AT SEPTEMBER 30, 2000, NET ASSETS CONSISTED OF:

Capital  paid-in..........................................          $29,238,980

Undistributed net investment income.......................              433,141
Accumulated net realized loss on investment transactions,
futures contracts and foreign exchange contracts..........             (276,180)
Net unrealized depreciation on investment transactions,
futures contracts and foreign exchange contracts..........              (29,051)
                                                                    -----------
                                                                    $29,366,890
                                                                    ===========

At September 30, 2000, deferred post-October losses for the Strategic Portfolio I were $276,180.

--------------------------------------------------------------------------------
                                       12

PRICEWATERHOUSECOOPERS PCW (LOGO)
[GRAPHIC OMITTED]

                                                 PRICEWATERHOUSECOOPERS LLP
                                                 Two Commerce Square, Suite 1700
                                                 2001 Market Street
                                                 Philadelphia PA 19103-7042
                                                 Telephone (267) 330 3000
                                                 Facsimile (267) 330 3300

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of BlackRock Funds:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Portfolio I (a portfolio of BlackRock Funds, hereafter referred to as the "Fund") at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluaitng the overal financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

November 17, 2000

INVESTMENT ADVISER                    CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Financial Management        PFPC Inc.
New York, New York 10154              Wilmington, Delaware 19809

CUSTODIAN                             DISTRIBUTOR
PFPC Trust Co.                        BlackRock Distributors, Inc.
Philadelphia, Pennsylvania 19103      King of Prussia, Pennsylvania 19406

                                      CO-ADMINISTRATOR
                                      BlackRock Advisors, Inc.
                                      New York, New York 10154

                                      COUNSEL
                                      Simpson, Thatcher & Bartlett
                                      New York, New York 10017
                                      (A partnership which includes
                                      professional corporations)

                                      INDEPENDENT ACCOUNTANTS
                                      PricewaterhouseCoopers LLP
                                      Philadelphia, Pennsylvania 19103

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The BlackRock Funds
103 Bellevue Parkway
Wilmington, DE 19809

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SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
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